Contracts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule of Allowance for Expected Credit Losses [Abstract]
Beginning balance	$ 9,894,252	$ 1,262,022	$ 3,094,465
Addition	13,214,553	1,685,530	6,799,787
Deconsolidation of subsidiaries	(71)	(9)
Ending balance	$ 23,108,734	$ 2,947,543	$ 9,894,252